Financial Instruments	9 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Financial Instruments

Note 5:- Financial Instruments

a.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value

	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2024
Derivatives instruments	$-		$27	$-
Contingent consideration	-		-	(20,472)

September 30, 2023
Derivatives instruments			(98)
Contingent consideration	$-	$		$(22,326)

December 31, 2023
Derivatives instruments	$-		$149	$-
Contingent consideration	$-		$-	$(21,855)

During the Nine months ended on September 30, 2024 there were no transfers due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

Changes in Contingent consideration liability:

	January 1, 2024	Payments	Revaluation	September 30, 2024
	U.S. Dollars in thousands
Contingent consideration	21,855	(3,000)	1,617	20,472
Total	$21,855	$(3,000)	$1,617	$20,472

	January 1, 2023	Payments	Revaluation	September 30, 2023
	U.S. Dollars in thousands
Contingent consideration	23,534	(3,000)	1,792	22,326
Total	$23,534	$(3,000)	$1,792	$22,326

	January 1, 2023	Payments	Revaluation	December 31, 2023
	U.S. Dollars in thousands
Contingent consideration	23,534	(3,000)	1,321	21,855
Total	$23,534	$(3,000)	$1,321	$21,855

The contingent consideration fair value as of December 31, 2023, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%. totaled $21,855 thousand. Refer to Note 16 in our annual Financial report for further details.